Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Prospectus Date	rr_ProspectusDate	Jan. 01, 2013
Smaller Company Growth Fund | Prospectus Class NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALLER COMPANY GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 83% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund employs a multi-manager approach with three subadvisers, each of which employs its own investment approach and independently manages its portion of the fund. The Adviser may change the allocation of fund assets among the subadvisers at any time.

Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small cap equity securities.

The fund currently defines small cap equity securities as equity securities of companies with market capitalizations not exceeding $5.5 billion at the time of purchase. (The fund is not required to sell a security that has appreciated or depreciated outside this stated market capitalization range.) While the fund’s investments will generally consist of U.S.-traded securities, including American Depositary Receipts (“ADRs”), the fund may also invest in foreign securities and have exposure to foreign securities. The fund may also invest in IPOs.

The fund may buy or sell derivatives (such as index futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk. The fund may invest in exchange-traded funds (ETFs).

		The portion of the fund managed by John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“John Hancock Asset Management (North America)”) will generally be invested in (a) common stocks included in the MSCI U.S. Small Cap Growth Index; and (b) securities which may or may not be included in the MSCI U.S. Small Cap Growth Index that John Hancock Asset Management (North America) believes as a group will behave in a manner similar to the index. As of October 31, 2012, the market capitalizations of companies included in the MSCI U.S. Small Cap Growth Index range from approximately $74 million to $6.2 billion.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:
Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.
Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

		Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date: 14.32% (Quarter ended 09/30/2012) Best Quarter: 20.10% (Quarter ended 6/30/2009) Worst Quarter: −22.00% (Quarter ended 9/30/2011)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
Smaller Company Growth Fund | Prospectus Class NAV Shares | Class NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSGVX
Shareholder fees	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	1.07%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total fund operating expenses	rr_ExpensesOverAssets	1.16%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Net fund operating expenses	rr_NetExpensesOverAssets	1.02%
Year 1	rr_ExpenseExampleYear01	104
Year 3	rr_ExpenseExampleYear03	355
Year 5	rr_ExpenseExampleYear05	625
Year 10	rr_ExpenseExampleYear10	1,397
2009	rr_AnnualReturn2009	34.54%
2010	rr_AnnualReturn2010	24.74%
2011	rr_AnnualReturn2011	(6.76%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.00%)
Smaller Company Growth Fund | Prospectus Class NAV Shares | before tax | Class NAV
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.38%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct. 07, 2008
Smaller Company Growth Fund | Prospectus Class NAV Shares | after tax on distributions | Class NAV
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(10.85%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.57%	[2]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct. 07, 2008	[2]
Smaller Company Growth Fund | Prospectus Class NAV Shares | after tax on distributions, with sale | Class NAV
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.89%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.57%	[2]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct. 07, 2008	[2]
Smaller Company Growth Fund | Prospectus Class NAV Shares | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.48%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct. 07, 2008

[1]	The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of subadvisory fees for the Fund does not exceed 0.45% of the Fund's average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.
[2]	After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.